Consolidated Statments of Earnings - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues		$ 1,312,315	$ 1,155,247	[1]
Expenses
Selling		192,709	162,785	[1]
General and administrative		571,258	585,123	[1]
Financial		163,039	138,299	[1]
Gaming duty		130,771	113,102	[1]
Acquisition-related costs	[1]		199
Total expenses		1,057,777	999,508	[1]
Gain (loss) from investments		34,524	(19,278)	[1]
Net (loss) earnings from associates		(2,569)	623	[1]
Gain on settlement of deferred consideration	[1]		2,466
Net earnings before income taxes		286,493	139,550	[1]
Income taxes		27,208	4,000	[1]
Net earnings		259,285	135,550	[1]
Net earnings (loss) attributable to
Shareholders of The Stars Group Inc.		259,231	136,144	[1]
Non-controlling interest		$ 54	$ (594)	[1]
Basic earnings per Common Share		$ 1.77	$ 0.96	[1]
Diluted earnings per Common Share		$ 1.27	$ 0.70	[1]

[1]	See notes 5 and 6 for further details on reclassifications.